Note 3 - Discontinued Operations (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Jul. 22, 2011
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from Divestiture of Businesses	$ 750,000	$ 63,000		$ 675,000
Escrow of Purchase Price					75,000
Goodwill, Impairment Loss			555,000	555,000
Disposal Group, Including Discontinued Operation, Revenue				$ 988,000